STOCK OPTIONS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share Based Compensation Non Vested Awards Weighted Average Period For Total Compensation Cost To Be Recognized					6 months
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 100,000		$ 100,000		$ 100,000
Share-based Compensation Arrangement, Options, Issued to Consultants					180,023	3,100
Share Based Compensation Arrangement Options Issued To Consultants Weighted Average Price					$ 0.75	$ 1.27
Allocated Share-based Compensation Expense	40,000	71,000	1,109,000	1,148,000
Deferred Compensation Share-based Arrangements, Liability, Current					962,000	958,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0		0	70,000
Proceeds from Stock Options Exercised					$ 35,000
Share Based Compensation Arrangement Options Issued To Non Employee Directors					1,335,972	1,094,658
Share Based Compensation Arrangement Options Issued to Employees and Non Employee Directors Weighted Average Price					$ 0.84	$ 0.99
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			106,000	76,000
Director [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,948,902	1,221,972
Consultants and Advisors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			357,370	129,041
Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					2,996,972
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					3,003,028
Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			6,000,000		6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					not less than 20% per year
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					3,363,651
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					2,776,349
Share Based Compensation Arrangement By Share Based Payment Award Vesting Period Description					period of not more than five years
Share Based Compensation Arrangement By Share Based Payment Award Assumptions Expected Term 1					10 years